Fair Value Measurements (Tables)	3 Months Ended
Dec. 28, 2013
Fair Value Disclosures [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis
The following tables set forth by level within the fair value hierarchy our financial assets and liabilities accounted for at fair value on a recurring basis according to the valuation techniques we used to determine their fair values (in millions):

December 28, 2013	Level 1	Level 2	Level 3	Netting (a)	Total
Assets:
Commodity Derivatives	$—	$26	$—	$(19)	$7
Foreign Exchange Forward Contracts	—	1	—	—	1
Available-for-Sale Securities:
Current	—	1	—	—	1
Non-current	3	26	64	—	93
Deferred Compensation Assets	13	208	—	—	221
Total Assets	$16	$262	$64	$(19)	$323
Liabilities:
Commodity Derivatives	$—	$55	$—	$(53)	$2
Foreign Exchange Forward Contracts	—	2	—	(1)	1
Total Liabilities	$—	$57	$—	$(54)	$3

September 28, 2013	Level 1	Level 2	Level 3	Netting (a)	Total
Assets:
Commodity Derivatives	$—	$29	$—	$(21)	$8
Foreign Exchange Forward Contracts	—	3	—	(1)	2
Available-for-Sale Securities:
Current	—	1	—	—	1
Non-current	4	24	65	—	93
Deferred Compensation Assets	23	191	—	—	214
Total Assets	$27	$248	$65	$(22)	$318
Liabilities:
Commodity Derivatives	$—	$101	$—	$(101)	$—
Foreign Exchange Forward Contracts	—	1	—	—	1
Total Liabilities	$—	$102	$—	$(101)	$1

(a)
Our derivative assets and liabilities are presented in our Consolidated Condensed Balance Sheets on a net basis. We net derivative assets and liabilities, including cash collateral, when a legally enforceable master netting arrangement exists between the counterparty to a derivative contract and us. At December 28, 2013, and September 28, 2013, we had posted with various counterparties $35 million and $79 million, respectively, of cash collateral related to our commodity derivatives and held no cash collateral.

Schedule Of Debt Securities Measured At Fair Value On A Recurring Basis, Unobservable Input Reconciliation
The following table provides a reconciliation between the beginning and ending balance of debt securities measured at fair value on a recurring basis in the table above that used significant unobservable inputs (Level 3) (in millions):

	Three Months Ended
	December 28, 2013	December 29, 2012
Balance at beginning of year	$65	$86
Total realized and unrealized gains (losses):
Included in earnings	—	—
Included in other comprehensive income (loss)	—	—
Purchases	7	3
Issuances	—	—
Settlements	(8)	(4)
Balance at end of period	$64	$85
Total gains (losses) for the three-month period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at end of period	$—	$—

Schedule Of Available For Sale Securities
The following table sets forth our available-for-sale securities' amortized cost basis, fair value and unrealized gain (loss) by significant investment category (in millions):

	December 28, 2013			September 28, 2013
	Amortized Cost Basis	Fair Value	Unrealized Gain/(Loss)	Amortized Cost Basis	Fair Value	Unrealized Gain/(Loss)
Available-for-Sale Securities:
Debt Securities:
U.S. Treasury and Agency	$27	$27	$—	$25	$25	$—
Corporate and Asset-Backed	63	64	1	64	65	1
Equity Securities:
Common Stock and Warrants (a)	3	3	—	9	4	(5)

(a)	At December 28, 2013, the amortized cost basis for Equity Securities had been reduced by accumulated other than temporary impairment of approximately $6 million.

Schedule Of Fair Value And Carrying Value Of Debt
Fair value of our debt is principally estimated using Level 2 inputs based on quoted prices for those or similar instruments. Fair value and carrying value for our debt are as follows (in millions):

	December 28, 2013		September 28, 2013
	Fair Value	Carrying Value	Fair Value	Carrying Value
Total Debt	$2,058	$1,942	$2,541	$2,408